Related Parties (Details) - Schedule of related parties transactions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of related parties transactions [Abstract]
Research and development – see d below	$ 80	$ 355	$ 154
General and administrative – See c, e and f below	$ (191)	$ (167)	$ 5,824